REVENUES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following tables present a disaggregation of our Merchant Solutions revenues from contracts with customers by geography for the three months ended March 31, 2025 and 2024:

	Three Months Ended
	March 31, 2025	March 31, 2024

	(in thousands)

Americas	$1,483,092	$1,522,732
Europe	261,135	251,051
Asia Pacific	64,460	60,311
	$1,808,687	$1,834,094
The following table presents a disaggregation of our Merchant Solutions revenues by service line for the three months ended March 31, 2025 and 2024:

	Three Months Ended
	March 31, 2025	March 31, 2024

	(in thousands)

Point-of-Sale and Software Solutions	$348,141	$379,184
Integrated and Embedded Solutions	803,542	757,623
Core Payments Solutions	657,004	697,287
	$1,808,687	$1,834,094

The following table presents a disaggregation of our revenues from contracts with customers by geography for our Merchant Solutions segment for the years ended December 31, 2024, 2023 and 2022. Revenues from our Consumer Solutions segment were solely affiliated with the Americas.

	Years Ended December 31,
	2024	2023	2022

	(in thousands)

Americas	$6,254,163	$5,867,308	$5,236,728
Europe	1,174,828	1,023,546	720,660
Asia Pacific	259,712	260,939	247,529
	$7,688,703	$7,151,793	$6,204,917
The following table presents a disaggregation of our Merchant Solutions segment revenues by service line for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022

	(in thousands)

Point-of-Sale and Software Solutions	$1,512,488	$1,395,553	$1,340,939
Integrated and Embedded Solutions	3,170,901	2,942,553	2,645,733
Core Payments Solutions	3,005,314	2,813,687	2,218,245
	$7,688,703	$7,151,793	$6,204,917

Schedule of Contracts with Customers
Supplemental balance sheet information related to contracts from customers as of March 31, 2025 and December 31, 2024 was as follows:

	Balance Sheet Location	March 31, 2025	December 31, 2024

		(in thousands)

Assets:
Capitalized costs to obtain customer contracts, net	Other noncurrent assets	$341,304	$338,015
Capitalized costs to fulfill customer contracts, net	Other noncurrent assets	35,875	34,749

Liabilities:
Contract liabilities, net (current)	Accounts payable and accrued liabilities	170,168	197,564
Contract liabilities, net (noncurrent)	Other noncurrent liabilities	20,526	20,414

Supplemental balance sheet information related to contracts from customers as of December 31, 2024, 2023 and 2022 was as follows:

	Balance Sheet Location	December 31, 2024	December 31, 2023	December 31, 2022

		(in thousands)

Assets:
Capitalized costs to obtain customer contracts, net	Other noncurrent assets	$338,015	$359,760	$329,124
Capitalized costs to fulfill customer contracts, net	Other noncurrent assets	34,749	69,822	58,250

Liabilities:
Contract liabilities, net (current)	Accounts payable and accrued liabilities	197,564	183,625	174,367
Contract liabilities, net (noncurrent)	Other noncurrent liabilities	20,414	30,183	24,111

Schedule of Remaining Performance Obligation	The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied or partially unsatisfied at March 31, 2025. However, as permitted, we have elected to exclude from this disclosure any contracts with an original duration of one year or less and any variable consideration that meets specified criteria. Accordingly, the total amount of unsatisfied or partially unsatisfied performance obligations related to processing services is significantly higher than the amounts disclosed in the table below (in thousands):

Year Ending December 31,

2025	$225,824
2026	222,908
2027	157,479
2028	84,046
2029	45,809
2030	17,462
2031 and thereafter	1,649
Total	$755,177
The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied or partially unsatisfied at December 31, 2024. However, as permitted, we have elected to exclude from this disclosure any contracts with an original duration of one year or less and any variable consideration that meets specified criteria. Accordingly, the total amount of unsatisfied or partially unsatisfied performance obligations related to Merchant Solutions processing services is significantly higher than the amounts disclosed in the table below (in thousands):

Year ending December 31,
2025	$337,373
2026	209,130
2027	146,233
2028	75,179
2029	37,581
2030 and thereafter	17,349
Total	$822,845